Secured Borrowings (Details)	6 Months Ended
	Oct. 31, 2025 JPY (¥)	Oct. 31, 2025 USD ($)	Oct. 31, 2024 JPY (¥)	Oct. 31, 2025 USD ($)
Secured Borrowings [Abstract]
Secured borrowings	¥ 40,000,000			$ 259,656
Accounts receivable	21,000,000			$ 136,319
Accounts receivable, sales	24,000,000	$ 155,794
Interest expenses	¥ 2,084,800	$ 13,533